Derivative Liabilities	6 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Derivative Liabilities

In accordance with AC 815, the Company has bifurcated the conversion feature of their convertible notes and recorded a derivative liability on the date each note became convertible. The derivative liability was then revalued on each reporting date.

As detailed in Note 7 (above) the Company has issued several convertible notes in varying amounts and terms, with the following loans becoming convertible during the three months ending September 30, 2014: $37,500 note dated March 11, 2014 ($25,500 balance at September 30, 2014); $64,500 note dated September 18, 2014; $60,500 note dated August 13, 2014; $57,895 note dated August 19, 2014.

The Company uses the Black-Scholes option pricing model to value the derivative liability.  Included in the model to value the derivative liabilities of the above loans are the following assumptions: stock price at valuation date of $0.037 - $0.04, exercise price of $0.018 - $0.022, dividend yield of zero, years to maturity of 0.2027 – 1.89, a risk free rate of 0.02% - 1.06%, and annualized volatility of 148% - 256%. The above loans were all discounted in full based on the valuations and the Company recognized an additional derivative expense of $109,872 upon recording of the derivative liabilities. Once the loans are fully converted, the remaining derivative liability is reclassified to equity as additional paid-in capital. As of September 30, 2014, unamortized debt discount totaling $179,715 remained.

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as another income or expense item.  The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with the above convertible debt.  During the period ended September 30, 2014, the Company recorded a total change in the value of the derivative liabilities of $8,735.